Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal	$ 541	$ (414)
State	2	2
Current Income Tax Expense (Benefit), Total	543	(412)
Deferred:
Federal	164	513
State		315
Deferred income tax expense	164	828
Total income tax expense	$ 707	$ 416